Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Nov. 26, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance corporation coverage limit		$ 250,000	$ 250,000	$ 250,000
Offering costs				$ 10,000,000
Redemption and liquidation, description			Redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its charter provides that in no event will it redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001 upon the closing of a Business Combination.	redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its charter provides that in no event will it redeem its shares of Class A common stock in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001 upon the closing of a Business Combination.
Public Shares outside of permanent equity. (in Shares)		16,038,695	16,316,085	16,038,695
Income tax expense		$ 0		$ 189,060
Income tax rate		0.00%		7.30%
Investments held in trust account, description			The Company’s investments held in the Trust Account consist mainly of U.S. government securities with an original maturity of 180 days or less.
Cash equivalents held in the trust account			$ 1,600
Investment income held in the trust account		$ 698,000	239,000	$ 698,000
Payment of Taxes			$ 122,000
Net income per share of common stock, description			Net income per share of common stock is computed by dividing net income applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of the Public Warrants and the Private Placement Warrants to purchase an aggregate 14,325,000 shares of Class A common stock in the calculation of diluted loss per share.
Class B Common Stock
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Net income less income attributable		46,000		$ 664,000
Class A Common Stock
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate Purchase (in Shares)				14,325,000
Investments held on trust		4,000		$ 1,000,000
Net income less income attributable		$ 46,000		$ 664,000
Public shares sold (in Shares)				17,250,000
Initial Public Offering [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 10,000,000
Public shares sold (in Shares)	17,250,000		17,250,000
Income attributable to Class A common stock			$ 122,000
Proposed offering shares	17,250,000		17,250,000